Summary of Loans Classified as Past Due in Excess of Thirty Days or More and Loans Classified as Non-Accrual (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30 to 89 Days	$ 3,249	$ 4,553
Past Due 90 Days Or More and Still Accruing	198	29
Non- Accrual	3,264	7,368
Total Past Due and Non- Accrual	6,711	11,950
Total Loans	867,054	772,515	$ 700,540
Lease financing receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30 to 89 Days	0	0
Past Due 90 Days Or More and Still Accruing	0	0
Non- Accrual	0	0
Total Past Due and Non- Accrual	0	0
Total Loans	2,204	2,650
Obligations of states and subdivisions
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30 to 89 Days	0	0
Past Due 90 Days Or More and Still Accruing	0	0
Non- Accrual	0	0
Total Past Due and Non- Accrual	0	0
Total Loans	6,698	969
Real Estate-construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30 to 89 Days	204	311
Past Due 90 Days Or More and Still Accruing	96	0
Non- Accrual	658	2,956
Total Past Due and Non- Accrual	958	3,267
Total Loans	109,394	99,161
Real Estate-mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30 to 89 Days	2,745	3,339
Past Due 90 Days Or More and Still Accruing	102	29
Non- Accrual	1,662	2,055
Total Past Due and Non- Accrual	4,509	5,423
Total Loans	289,640	272,180
Real Estate-non farm non residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30 to 89 Days	269	736
Past Due 90 Days Or More and Still Accruing	0	0
Non- Accrual	909	2,225
Total Past Due and Non- Accrual	1,178	2,961
Total Loans	314,359	253,309
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30 to 89 Days	9	97
Past Due 90 Days Or More and Still Accruing	0	0
Non- Accrual	2	100
Total Past Due and Non- Accrual	11	197
Total Loans	129,423	129,197
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30 to 89 Days	22	70
Past Due 90 Days Or More and Still Accruing	0	0
Non- Accrual	33	32
Total Past Due and Non- Accrual	55	102
Total Loans	$ 15,336	$ 15,049